Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 31	$ 48
Mold	22
Total construction cost	$ 53	$ 48